DISCONTINUED OPERATIONS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net revenue	$ 0	$ 0
Cost of goods sold	0	0
Selling, general, and administrative expenses	(54,589)	(8,604)
Loss before income taxes	(54,589)	(8,604)
Income taxes	0	0
Net loss	$ (54,589)	$ (8,604)